`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 3, 2009

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	143,498

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      404    16038 SH       Sole                                      16038
Abbott Laboratories            COM              002824100     2062    43223 SH       Sole                                      43223
Advantage Energy Incom Tr Unit COM              00762L101       93    38440 SH       Sole                                      38440
Altria Group Inc               COM              02209S103      235    14662 SH       Sole                                      14662
Amgen Inc                      COM              031162100     1547    31231 SH       Sole                                      31231
BB&T Corp Com                  COM              054937107      177    10448 SH       Sole                                      10448
Bank Of America Corp New       COM              060505104       85    12490 SH       Sole                                      12490
Berkshire Hathaway Inc Del Cl  COM              084670108     1561       18 SH       Sole                                         18
Berkshire Hathaway Inc Del Cl  COM              084670207    12597     4467 SH       Sole                                       4467
Brown Foreman                  COM              115637209     2771    71352 SH       Sole                                      71352
ChevronTexaco Corp Com         COM              166764100     9118   135607 SH       Sole                                     135607
Coca-Cola                      COM              191216100     4168    94832 SH       Sole                                      94832
Colgate Palmolive              COM              194162103     3592    60900 SH       Sole                                      60900
ConocoPhillips Com             COM              20825C104     4114   105058 SH       Sole                                     105058
Dell Computer                  COM              24702R101      837    88330 SH       Sole                                      88330
Diageo P L C Spnsrd Adr New    COM              25243Q205     3311    74000 SH       Sole                                      74000
Duke Energy Corp               COM              26441c105      245    17108 SH       Sole                                      17108
Exxon Mobil Corp Com           COM              30231G102    17116   251334 SH       Sole                                     251334
Genea Energy                   COM              36873Z100      100    71429 SH       Sole                                      71429
General Electric Co            COM              369604103      132    13078 SH       Sole                                      13078
Hershey Foods Corp Com         COM              427866108     2800    80570 SH       Sole                                      80570
Home Depot                     COM              437076102     2748   116648 SH       Sole                                     116648
Hugoton Rty Tr Tex Unit Ben In COM              444717102      107    11240 SH       Sole                                      11240
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
J P Morgan Chase & Co          COM              46625H100     1469    55284 SH       Sole                                      55284
Johnson & Johnson              COM              478160104     9214   175170 SH       Sole                                     175170
Kinder Morgan Mgmt Llc Shs     COM              49455U100     4889   119946 SH       Sole                                     119946
Lowes Cos Inc Com              COM              548661107      853    46766 SH       Sole                                      46766
Mcdonalds                      COM              580135101     3624    66413 SH       Sole                                      66413
Mcgraw Hill Inc Com            COM              580645109     3296   144112 SH       Sole                                     144112
Microsoft                      COM              594918104     3141   170962 SH       Sole                                     170962
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nokia Corp Sponsored Adr       COM              654902204     1457   124872 SH       Sole                                     124872
North European Oil Royalty Tru COM              659310106      202     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     3978   220132 SH       Sole                                     220132
Penn West Energy Tr Tr Unit    COM              707885109       99    10409 SH       Sole                                      10409
Pepsico                        COM              713448108     3485    67689 SH       Sole                                      67689
Pfizer                         COM              717081103     5128   376491 SH       Sole                                     376491
Philip Morris Intl Inc Com     COM              718172109     4316   121315 SH       Sole                                     121315
Proctor & Gamble               COM              742718109     4930   104702 SH       Sole                                     104702
Proshares Tr Ultra S&P 500     COM              74347R107      679    34420 SH       Sole                                      34420
Provident Energy Tr Unit       COM              74386K104      564   151555 SH       Sole                                     151555
Sanofi-Aventis Sponsored ADR   COM              80105N105     4221   151112 SH       Sole                                     151112
US Bancorp Del Com New         COM              902973304     1461   100015 SH       Sole                                     100015
Union Pac Corp Com             COM              907818108      258     6280 SH       Sole                                       6280
Vanguard Sector Index Fds Vang COM              92204A207     2500    48660 SH       Sole                                      48660
Verizon Communications Com     COM              92343V104      209     6908 SH       Sole                                       6908
Wal-Mart Stores Inc            COM              931142103      252     4830 SH       Sole                                       4830
Walgreens, Inc.                COM              931422109     1126    43378 SH       Sole                                      43378
Wells Fargo & Co Del Com       COM              949746101     1372    96332 SH       Sole                                      96332
iShares Tr Msci Emerg Mkt      COM              464287234      207     8340 SH       Sole                                       8340
iShares Tr S&P Gbl Energy      COM              464287341    10648   401800 SH       Sole                                     401800